Note 3 - Securities Available For Sale (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Proceeds from Sale of Available-for-sale Securities	$ 0	$ 0	$ 0
Available-for-sale Securities, Gross Realized Gain (Loss)	$ 0	$ 0	$ 0